Financial Risk Management - Credit risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
One customer
Credit risk
Receivables percentage	9.00%	6.00%
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	€ 116,111	€ 96,233
Trade accounts receivables | United States
Credit risk
Maximum exposure to credit risk	59,084	38,709
Trade accounts receivables | Europe
Credit risk
Maximum exposure to credit risk	40,499	44,395
Trade accounts receivables | Rest of the world
Credit risk
Maximum exposure to credit risk	16,528	13,129
Contract assets
Credit risk
Maximum exposure to credit risk	46,034	25,000
Short term investments
Credit risk
Maximum exposure to credit risk	€ 90,413	€ 93,203